Capital Structure Management	12 Months Ended
Dec. 31, 2020
Capital Structure Management
Capital Structure Management

Section E — Capital Structure, Financing, and Liquidity

This section describes how SAP manages its capital structure. Our capital management is based on a high equity ratio, modest financial leverage, a well-balanced maturity profile, and deep debt capacity.

(E.1) Capital Structure Management

The primary objective of our capital structure management is to maintain a strong financial profile for investor, creditor, and customer confidence, and to support the growth of our business. We seek to maintain a capital structure that will allow us to cover our funding requirements through the capital markets on reasonable terms and, in so doing, ensure a high level of independence, confidence, and financial flexibility.

SAP SE’s long-term credit rating is “A2” by Moody’s and “A” by Standard & Poor’s, both with stable outlook.

	12/31/2020		12/31/2019
	€ millions	% of	€ millions	% of	∆ in %
		Total Equity and		Total Equity and
		Liabilities		Liabilities
/ Equity	29,928	51	30,822	51	-3
/ Current liabilities	12,842	22	14,462	24	-11
/ Non-current liabilities	15,702	27	14,929	25	5
/ Liabilities	28,544	49	29,390	49	-3
Thereof financial debt	13,283	23	13,668	23	-3
Thereof lease liabilities	2,120	4	2,203	4	-4
/ Total equity and liabilities	58,472	100	60,212	100	-3

In 2020, we drew €2,000 million of Eurobonds. At maturity, we repaid €1.150 million in Eurobonds and US$290 million in private placements, as well as €750 million in acquisition loan and €170 million in commercial paper (CP). Thus, the ratio of total nominal volume of financial debt to total equity and liabilities remained stable.